Finance Expense - Summary of Finance Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Interest expense – environmental rehabilitation	$ (11.8)	$ (8.6)	$ (10.7)
Unwinding of discount rate on silicosis settlement costs	(1.0)	(1.1)	(1.5)
Interest expense	22.5	24.1	22.4
Interest expense – borrowings	75.1	79.6	105.3
General borrowing costs capitalised	37.9	12.5	13.2
Total finance expense	(72.5)	(100.9)	(126.7)
Borrowing costs	37.9	12.5	13.2
Interest expense	97.2	103.2	127.2
Non-cash interest expense	$ 0.4	$ 0.5	$ 0.5